Benefit Plans - Summary of Equity-Based Compensation Plans (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares available for future grants	34,044
Min
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period	1 year
Max
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period	6 years